                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01136

                              SECURITY EQUITY FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY EQUITY FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                 SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS - 54.8%
AEROSPACE & DEFENSE - 0.1%
K&F Industries Holdings, Inc.*                               2,400   $    42,552
                                                                     -----------
AGRICULTURAL PRODUCTS - 0.9%
Archer-Daniels-Midland Company                               5,200       214,656
Delta & Pine Land Company                                    2,000        58,800
                                                                     -----------
                                                                         273,456
                                                                     -----------
AIR FREIGHT & LOGISTICS - 0.5%
United Parcel Service, Inc. (Cl.B)                           1,900       156,427
                                                                     -----------
AIRLINES - 2.0%
AMR Corporation*                                             3,700        94,054
Alaska Air Group, Inc.*                                     12,200       480,924
Republic Airways Holdings, Inc.*                             2,500        42,550
                                                                      ----------
                                                                         617,528
                                                                      ----------
ALUMINUM - 1.2%
Aluminum Corporation of China, Ltd. ADR                      4,800       358,560
                                                                      ----------
AUTO PARTS & EQUIPMENT - 0.5%
Sauer-Danfoss, Inc.                                          6,200       157,604
                                                                     -----------
BUILDING PRODUCTS - 0.2%
Interline Brands, Inc.*                                      2,000        46,760
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 3.0%
Belden CDT, Inc.                                             2,900        95,845
CommScope, Inc.*                                            18,200       571,844
Dycom Industries, Inc.*                                     12,300       261,867
                                                                     -----------
                                                                         929,556
                                                                     -----------
CONSTRUCTION & ENGINEERING - 7.7%
Fluor Corporation                                            4,400       408,892
Foster Wheeler, Ltd.*                                        3,600       155,520
Infrasource Services, Inc.*                                 12,900       234,909
Insituform Technologies, Inc.*                               6,100       139,629
McDermott International, Inc.*                              15,450       702,511
Michael Baker Corporation*                                   5,000       108,500
Quanta Services, Inc.*                                       7,400       128,242
URS Corporation*                                             5,200       218,400
Washington Group International, Inc.                         5,000       266,700
                                                                     -----------
                                                                       2,363,303
                                                                     -----------
CONSTRUCTION & FARM MACHINERY - 2.5%
Agco Corporation*                                            2,600        68,432
CNH Global N.V.                                              1,600        38,272
Cascade Corporation                                          6,500       257,075
Caterpillar, Inc.                                            2,400       178,752
Federal Signal Corporation                                   4,700        71,158
Trinity Industries, Inc.                                     2,900       117,160
Wabash National Corporation                                  2,400        36,864
                                                                     -----------
                                                                         767,713
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                 SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
CONSTRUCTION MATERIALS - 0.1%
Lafarge S.A. ADR                                             1,200   $    37,572
                                                                     -----------
DIVERSIFIED CHEMICALS - 1.0%
FMC Corporation                                              1,200        77,268
Hercules, Inc.*                                             15,500       236,530
                                                                     -----------
                                                                         313,798
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
Cornell Companies, Inc.*                                       500         7,680
Corrections Corporation of America*                          1,100        58,234
                                                                     -----------
                                                                          65,914
                                                                     -----------
DIVERSIFIED METALS & MINING - 3.3%
Cameco Corporation                                           2,200        87,934
EuroZinc Mining Corporation*                                 4,800        11,568
Ivanhoe Mines, Ltd.*                                         1,600        10,912
Peru Copper, Inc.*                                          25,600       132,096
Phelps Dodge Corporation                                     4,800       394,368
Rio Tinto plc ADR                                              800       167,768
Titanium Metals Corporation*                                 6,300       216,594
                                                                     -----------
                                                                       1,021,240
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
Genlyte Group, Inc.*                                         1,900       137,617
Hubbell, Inc. (Cl.B)                                         6,400       304,960
Pike Electric Corporation*                                   5,600       107,856
Regal-Beloit Corporation                                     1,900        83,885
SGL Carbon AG ADR*                                           4,700        31,255
                                                                     -----------
                                                                         665,573
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 1.1%
Amphenol Corporation                                         1,800       100,728
Littelfuse, Inc.*                                            7,100       244,098
                                                                     -----------
                                                                         344,826
                                                                     -----------
ENVIRONMENTAL & FACILITIES SERVICES - 1.0%
Layne Christensen Company*                                   2,700        76,545
Waste Management, Inc.                                       6,100       218,868
                                                                     -----------
                                                                         295,413
                                                                     -----------
EXCHANGE TRADED FUNDS - 1.0%
DB Commodity Index Tracking Fund*                            7,400       187,590
iShares MSCI Australia Index Fund                            3,800        78,850
iShares MSCI Canada Index Fund                               1,300        30,875
                                                                     -----------
                                                                         297,315
                                                                     -----------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.8%
Agrium, Inc.                                                 1,900        44,118
CF Industries Holdings, Inc.                                13,800       196,788
                                                                     -----------
                                                                         240,906
                                                                     -----------
FOREST PRODUCTS - 0.7%
Deltic Timber Corporation                                    3,600       202,932
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                 SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
GOLD - 1.0%
Barrick Gold Corporation                                     7,500   $   222,000
Iamgold Corporation                                          8,800        78,320
                                                                     -----------
                                                                         300,320
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Dynegy, Inc.*                                               14,600        79,862
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 0.3%
General Electric Company                                     2,600        85,696
                                                                     -----------
INDUSTRIAL MACHINERY - 4.9%
AZZ, Inc.*                                                   3,600        94,356
Albany International Corporation                             3,400       144,126
Barnes Group, Inc.                                           8,000       159,600
Esco Technologies, Inc.*                                     5,100       272,595
Gardner Denver, Inc.*                                        4,000       154,000
Lincoln Electric Holdings, Inc.                              6,900       432,285
Portec Rail Products, Inc.                                   1,100        15,433
Timken Company                                               1,900        63,669
Valmont Industries, Inc.                                     3,500       162,715
                                                                     -----------
                                                                       1,498,779
                                                                     -----------
INTEGRATED OIL & GAS - 0.5%
Suncor Energy, Inc.                                          2,000       162,020
                                                                     -----------
INVESTMENT BANKING & BROKERAGE - 0.3%
Stifel Financial Corporation*                                2,400        84,744
                                                                     -----------
MARINE - 1.4%
Double Hull Tankers, Inc.                                    1,300        17,511
Kirby Corporation*                                          10,500       414,750
                                                                     -----------
                                                                         432,261
                                                                     -----------
METAL & GLASS CONTAINERS - 0.3%
Pactiv Corporation*                                          3,700        91,575
                                                                     -----------
OIL & GAS DRILLING - 1.9%
GlobalSantaFe Corporation                                    2,000       115,500
Transocean, Inc.*                                            5,800       465,856
                                                                     -----------
                                                                         581,356
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 4.0%
Enterprise Products Partners L.P.                            1,200        29,880
FMC Technologies, Inc.*                                      2,400       161,904
Halliburton Company                                          6,100       452,681
Hydril*                                                      4,100       321,932
Veritas DGC, Inc.*                                           5,100       263,058
                                                                     -----------
                                                                       1,229,455
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION - 0.2%
Carrizo Oil & Gas, Inc.*                                     2,000        62,620
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                 SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
OIL & GAS STORAGE & TRANSPORTATION - 0.2%
El Paso Corporation                                          4,200   $    63,000
                                                                     -----------
PAPER PACKAGING - 0.4%
Temple-Inland, Inc.                                          2,900       124,323
                                                                     -----------
PAPER PRODUCTS - 0.2%
Abitibi-Consolidated, Inc.                                   7,300        20,002
Domtar, Inc.                                                 5,900        36,462
                                                                     -----------
                                                                          56,464
                                                                     -----------
RAILROADS - 0.3%
Kansas City Southern*                                        3,700       102,490
                                                                     -----------
SEMICONDUCTORS - 0.2%
Micron Technology, Inc.*                                     5,100        76,806
                                                                     -----------
SPECIALIZED FINANCE - 2.6%
Chicago Mercantile Exchange Holdings, Inc.                   1,600       785,840
                                                                     -----------
SPECIALTY CHEMICALS - 1.3%
Imperial Chemical Industries plc ADR                         1,600        42,720
OM Group, Inc.*                                             10,500       323,925
RPM International, Inc.                                      2,200        39,600
                                                                     -----------
                                                                         406,245
                                                                     -----------
STEEL - 2.2%
AK Steel Holding Corporation*                                4,200        58,086
GrafTech International, Ltd.*                                4,200        24,360
Highveld Steel & Vanadium Corporation, Ltd. ADR              3,100        32,302
NN, Inc.                                                     5,580        68,913
Olympic Steel, Inc.                                          3,400       120,326
United States Steel Corporation                              5,300       371,636
                                                                     -----------
                                                                         675,623
                                                                     -----------
TECHNOLOGY DISTRIBUTORS - 0.7%
Anixter International, Inc.*                                 4,400       208,824
                                                                     -----------
TRUCKING - 1.6%
Conw-way, Inc.                                               1,900       110,067
J.B. Hunt Transport Services, Inc.                          11,900       296,429
YRC Worldwide, Inc.*                                         1,900        80,009
                                                                     -----------
                                                                         486,505
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $17,206,183)                                                 16,793,756
                                                                     -----------
U.S. GOVERNMENT SPONSORED AGENCIES - 38.8%
Federal Home Loan Bank:
   4.916%, 07-19-06(2)                                  $  350,000       349,199
   4.88%, 07-26-06(2)                                   $  100,000        99,671

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                 SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
Federal Home Loan Bank (continued)
   5.09%, 08-16-06(2)                                   $  500,000   $   496,841
   5.01%, 08-30-06(2)                                   $  306,000       303,451
Federal Home Loan Mortgage Corporation:
   4.85%, 07-18-06(2)                                   $   75,000        74,839
   4.973%, 08-01-06(2)                                  $1,900,000     1,892,087
   4.93%, 08-08-06(2)                                   $  600,000       596,898
   4.934%, 08-15-06(2)                                  $  305,000       303,117
   5.23%, 10-10-06(2)                                   $  950,000       936,337
Federal National Mortgage Assocation:
   4.78%, 07-05-06(2)                                   $  575,000       574,836
   4.82%, 07-12-06(2)                                   $  975,000       973,744
   4.81%, 07-17-06(2)                                   $  630,000       628,738
   4.981%, 07-26-06(2)                                  $1,000,000       996,541
   4.933%, 08-21-06(3)                                  $  850,000       844,019
   5.055%, 09-01-06(3)                                  $  800,000       793,026
   5.266%, 09-06-06(2)                                  $  500,000       495,278
   4.97%, 09-13-06(2)                                   $  975,000       964,801
   4.993%, 09-20-06(2)                                  $  300,000       296,557
   5.18%, 10-02-06(2)                                   $  275,000       271,364
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $11,890,799)                                                 11,891,344
                                                                     -----------
ASSET BACKED SECURITIES - 0.2%
OTHER - 0.2%
Credit-Based Asset Servicing & Securitization,
   2005-CB2 AV1, 5.423% - 2036(1,2)                     $   73,547        73,552
                                                                     -----------
TOTAL ASSET BACKED SECURITIES
   (cost $73,547)                                                         73,552
                                                                     -----------
TOTAL INVESTMENTS - 93.8%
   (cost $29,170,529)                                                 28,758,652
                                                                     -----------
SHORT POSITIONS - (0.6%)
DIVERSIFIED BANKS - (0.3%)
Wachovia Corporation                                        (1,900)     (102,752)
                                                                     -----------
THRIFTS & MORTGAGE FINANCE - (0.3%)
Countrywide Financial Corporation                           (1,900)      (72,352)
                                                                     -----------
TOTAL SHORT POSITIONS
   (proceeds $170,808)                                                  (175,104)
CASH & OTHER ASSETS, LESS LIABILTIIES(2) - 6.8%                        2,090,041
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $30,673,589
                                                                     ===========

For federal income tax purposes the indentified cost of investments owned at June 30, 2006 was $29,032,047. For federal income tax purposes, the net unrealized depreciation on investments amounted to $448,499 which consisted of $269,446 of aggregate gross unrealized appreciation, and $717,945 of aggregate gross unrealized depreciation.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                 SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

*    Non-income producing security

ADR  (American Depositary Receipt)

plc  (public limited company)

(1)  Variable rate security. Rate indicated is rate effective at June 30, 2006.

(2)  Security is segregated as collateral for open futures contracts.

(3)  Security is segregated as collateral for short positions.

OPEN FUTURES CONTRACTS
POSITION                     Long
NUMBER OF CONTRACTS           40
EXPIRATION DATE           9/15/2006
CONTRACT AMOUNT          $12,826,260
MARKET VALUE             $12,794,000
UNREALIZED LOSS           ($32,260)

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                      SECURITY EQUITY FUND - EQUITY SERIES

                                                       NUMBER OF       MARKET
                                                         SHARES        VALUE
                                                      -----------   -----------
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 4.0%
General Dynamics Corporation                              185,200   $ 12,123,192
L-3 Communications Holdings, Inc.                          42,000      3,167,640
                                                                    ------------
                                                                      15,290,832
                                                                    ------------
AIR FREIGHT & LOGISTICS - 3.3%
FedEx Corporation                                         107,700     12,585,822
                                                                    ------------
BIOTECHNOLOGY - 3.3%
Amgen, Inc.*                                              195,200     12,732,896
                                                                    ------------
BROADCASTING & CABLE TV - 2.2%
CBS Corporation (Cl.B)                                    137,500      3,719,375
Univision Communications, Inc.*                           142,200      4,763,700
                                                                    ------------
                                                                       8,483,075
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 1.9%
ADC Telecommunications, Inc.*                             224,657      3,787,717
Cisco Systems, Inc.*                                      185,900      3,630,627
                                                                    ------------
                                                                       7,418,344
                                                                    ------------
CONSTRUCTION & ENGINEERING - 2.1%
Shaw Group, Inc.*                                         284,300      7,903,540
                                                                    ------------
CONSUMER FINANCE - 3.8%
American Express Company                                  193,850     10,316,697
PHH Corporation*                                          160,000      4,406,400
                                                                    ------------
                                                                      14,723,097
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 2.4%
First Data Corporation                                    208,100      9,372,824
                                                                    ------------
DRUG RETAIL - 3.3%
CVS Corporation                                           411,800     12,642,260
                                                                    ------------
ELECTRIC UTILITIES - 2.3%
KFx, Inc.*                                                566,800      8,660,704
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
Power-One, Inc.*                                          255,700      1,687,620
                                                                    ------------
HEALTH CARE EQUIPMENT - 5.0%
Medtronic, Inc.                                           162,400      7,619,808
Zimmer Holdings, Inc.*                                    201,000     11,400,720
                                                                    ------------
                                                                      19,020,528
                                                                    ------------
HEALTH CARE SERVICES - 1.9%
Medco Health Soulutions, Inc.*                            124,150      7,111,312
                                                                    ------------
HOME IMPROVEMENT RETAIL - 2.6%
Home Depot, Inc.                                          273,100      9,774,249
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 2.4%
Carnival Corporation                                      216,500      9,036,710
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                      SECURITY EQUITY FUND - EQUITY SERIES

                                                       NUMBER OF      MARKET
                                                         SHARES        VALUE
                                                      -----------   -----------
COMMON STOCKS (CONTINUED)
HYPERMARKETS & SUPERCENTERS - 6.3%
Costco Wholesale Corporation                              216,100   $ 12,345,793
Wal-Mart Stores, Inc.                                     240,200     11,570,434
                                                                    ------------
                                                                      23,916,227
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 6.6%
General Electric Company(1)                               457,400     15,075,904
Tyco International, Ltd.                                  373,000     10,257,500
                                                                    ------------
                                                                      25,333,404
                                                                    ------------
INDUSTRIAL GASES - 2.3%
Praxair, Inc.                                             160,000      8,640,000
                                                                    ------------
INTEGRATED OIL & GAS - 5.5%
Chevron Corporation                                       120,000      7,447,200
Exxon Mobil Corporation                                   221,100     13,564,485
                                                                    ------------
                                                                      21,011,685
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 2.3%
Unisys Corporation*                                     1,397,000      8,773,160
                                                                    ------------
MANAGED HEALTH CARE - 2.7%
WellPoint, Inc.*                                          141,100     10,267,847
                                                                    ------------
MOVIES & ENTERTAINMENT - 2.2%
Time Warner, Inc.                                         489,000      8,459,700
                                                                    ------------
MULTI-LINE INSURANCE - 4.4%
American International Group, Inc.                        282,500     16,681,625
                                                                    ------------
OIL & GAS DRILLING - 0.8%
Transocean, Inc.*                                          36,200      2,907,584
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 3.3%
BJ Services Company                                        70,300      2,619,378
Halliburton Company                                       133,500      9,907,035
                                                                    ------------
                                                                      12,526,413
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 9.4%
Citigroup, Inc.                                           244,600     11,799,504
First Marblehead Corporation                              315,700     17,975,958
JP Morgan Chase & Company                                 150,600      6,325,200
                                                                    ------------
                                                                      36,100,662
                                                                    ------------
PACKAGED FOODS & MEATS - 1.8%
Tyson Foods, Inc.                                         458,000      6,805,880
                                                                    ------------
PHARMACEUTICALS - 3.0%
Johnson & Johnson                                         189,000     11,324,880
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 3.1%
Berkshire Hathaway, Inc.*                                     130     11,915,670
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                      SECURITY EQUITY FUND - EQUITY SERIES


                                                       PRINCIPAL
                                                       AMOUNT OR
                                                       NUMBER OF       MARKET
                                                         SHARES        VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
SYSTEMS SOFTWARE - 3.1%
Microsoft Corporation                                     505,300   $ 11,773,490
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 1.9%
Sprint Nextel Corporation                                 367,200      7,340,328
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $312,793,900)                                               380,222,368
                                                                    ------------
COMMERCIAL PAPER - 0.3%
FINANCIAL - OTHER - 0.3%
Countrywide Financial Corporation, 5.30%, 07-05-06    $ 1,000,000        999,411
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (cost $999,411)                                                       999,411
                                                                    ------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 4.68%, dated 06-30-06,
   matures 07-03-06; repurchase amount of
   $726,283 (Collateralized by FHLMC #M90683,
   5.50%, 11-01-06 and FHLMC, 4.125%, 10-18-10
   with values of $225,615 and $515,019
   respectively)                                      $   726,000        726,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $726,000)                                                       726,000
                                                                    ------------
TOTAL INVESTMENTS - 100.1%
   (cost $314,519,311)                                               381,947,779
LIABILITIES, LESS CASH & OTHER ASSETS - (0.1%)                          (373,268)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $381,574,511
                                                                    ============

The identified cost of investments owned at June 30, 2006 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $67,428,468 which consisted of $81,259,409 of aggregate gross unrealized appreciation, and $13,830,941 of aggregate gross unrealized depreciation.

*    Non-income producing security

(1)  Security is segregated as collateral for open written options contracts.

EQUITY SERIES PUT OPTIONS WRITTEN OUTSTANDING

                                     EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                            DATE        PRICE    CONTRACTS    VALUE
------------                         ----------   --------   ---------   -------
BJ Services Company                   07/21/06     $32.50        552     $ 8,280
First Marblehead Corporation          07/21/06      12.50      1,482      14,820
                                                               -----     -------
Total put options outstanding
  (premiums received, $181,027)                                2,034     $23,100
                                                               =====     =======

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                      SECURITY EQUITY FUND - EQUITY SERIES

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS - 97.4%
AUSTRALIA - 0.3%
Macquarie Airports                                        171,802   $    391,910
                                                                    ------------
BERMUDA - 0.6%
Ace, Ltd.                                                  17,540        887,349
                                                                    ------------
BRAZIL - 1.5%
Companhia de Bebidas das Americas ADR                      21,157        872,726
Empresa Brasileira de Aeronautica S.A. ADR                 36,168      1,319,047
                                                                    ------------
                                                                       2,191,773
                                                                    ------------
CANADA - 1.7%
Husky Energy, Inc.                                         27,180      1,705,994
Manulife Financial Corporation                             25,146        796,823
                                                                    ------------
                                                                       2,502,817
                                                                    ------------
CAYMAN ISLANDS - 0.5%
XL Capital, Ltd.                                           11,700        717,210
                                                                    ------------
DENMARK - 0.3%
Novo Nordisk A/S (Cl.B)                                     6,200        394,942
                                                                    ------------
FINLAND - 0.6%
Fortum Oyj                                                 30,600        782,859
Neste Oil Oyj                                               5,325        187,593
                                                                    ------------
                                                                         970,452
                                                                    ------------
FRANCE - 6.8%
Arkema*                                                     5,889        229,835
European Aeronautic Defence & Space Company                54,490      1,565,520
JC Decaux S.A.                                              3,290         86,948
LVMH Moet Hennessy Louis Vuitton S.A.                      18,160      1,802,643
NiCox S.A.*                                                 7,430         99,605
Sanofi-Aventis                                             27,915      2,724,547
Societe Generale                                           10,770      1,584,330
Technip S.A.                                               26,190      1,450,626
Total S.A.                                                  9,980        656,822
                                                                    ------------
                                                                      10,200,876
                                                                    ------------
GERMANY - 4.3%
Allianz AG                                                 10,327      1,631,712
Bayerische Motoren Werke (BMW) AG                          27,757      1,386,874
SAP AG                                                      7,835      1,653,694
Siemens AG                                                 21,236      1,848,014
                                                                    ------------
                                                                       6,520,294
                                                                    ------------
HONG KONG - 1.4%
HSBC Holdings plc                                          90,345      1,583,235
Hutchison Whampoa, Ltd.                                    61,082        557,625
                                                                    ------------
                                                                       2,140,860
                                                                    ------------
INDIA - 2.7%
Hindustan Lever, Ltd.                                     178,200        888,662
ICICI Bank, Ltd. ADR                                       14,450        341,742

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
INDIA (CONTINUED)
Infosys Technologies, Ltd.                                 26,387   $  1,768,852
Zee Telefilms, Ltd.                                       196,800      1,030,693
                                                                    ------------
                                                                       4,029,949
                                                                    ------------
ITALY - 0.4%
Bulgari SpA                                                58,300        661,491
                                                                    ------------
JAPAN - 11.1%
Canon, Inc.                                                11,850        580,877
Chugai Pharmaceutical Company, Ltd.                        29,000        591,682
Credit Saison Company, Ltd.                                18,000        852,462
Fanuc, Ltd.                                                 4,700        422,177
Hoya Corporation                                           25,400        903,298
JGC Corporation                                            18,000        309,686
KDDI Corporation                                              285      1,750,666
Kao Corporation                                            21,000        549,565
Keyence Corporation                                         3,100        791,489
Kyocera Corporation                                         5,400        418,052
Murata Manufacturing Company, Ltd.                         18,800      1,220,534
Nidec Corporation                                           6,200        444,231
Nintendo Company, Ltd.                                      4,100        687,841
Resona Holdings, Inc.*                                        238        750,736
Shionogi & Company, Ltd.                                   59,000      1,051,684
Shiseido Company, Ltd.                                     42,000        823,889
Sony Corporation                                           42,800      1,888,593
Square Enix Corporation, Ltd.                              26,200        544,856
Takeda Pharmaceutical Company, Ltd.                        12,700        790,109
Toyota Motor Corporation                                   25,100      1,313,723
                                                                    ------------
                                                                      16,686,150
                                                                    ------------
KOREA - 2.2%
Hyundai Heavy Industries Company, Ltd.                      4,054        454,499
SK Telecom Company, Ltd. ADR                               59,560      1,394,895
Samsung Electronics Company, Ltd.                           2,273      1,442,833
                                                                    ------------
                                                                       3,292,227
                                                                    ------------
MEXICO - 1.9%
Fomento Economico Mexicano, S.A. de C.V.                  108,300        907,171
Grupo Modelo, S.A. de C.V. (Cl.C)                         148,700        568,378
Grupo Televisa S.A. ADR                                    73,956      1,428,090
                                                                    ------------
                                                                       2,903,639
                                                                    ------------
NETHERLANDS - 1.1%
Koninklijke (Royal) Philips Electronics N.V.               51,700      1,615,646
                                                                    ------------
NORWAY - 0.3%
Tandberg ASA                                               48,000        397,108
                                                                    ------------
PANAMA - 1.2%
Carnival Corporation                                       43,600      1,819,864
                                                                    ------------
SINGAPORE - 0.3%
Singapore Press Holdings, Ltd.                            188,848        491,537
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
SPAIN - 0.8%
Industria de Diseno Textil S.A.                            28,900   $  1,219,216
                                                                    ------------
SWEDEN - 5.3%
Hennes & Mauritz AB (Cl.B)                                 64,500      2,500,486
Investor AB (Cl.B)**                                       31,400        575,923
Telefonaktiebolaget LM Ericsson (Cl.B)                  1,495,600      4,945,987
                                                                    ------------
                                                                       8,022,396
                                                                    ------------
SWITZERLAND - 3.2%
Credit Suisse Group                                        32,571      1,822,228
Novartis AG                                                15,160        820,867
Roche Holding AG                                           11,710      1,935,703
Syngenta AG*                                                2,080        276,460
                                                                    ------------
                                                                       4,855,258
                                                                    ------------
TAIWAN - 1.2%
MediaTek, Inc.                                             97,000        897,456
Taiwan Semiconductor Manufacturing Company, Ltd. ADR       99,637        914,668
                                                                    ------------
                                                                       1,812,124
                                                                    ------------
UNITED KINGDOM - 11.7%
3i Group plc**                                             42,186        703,165
BP plc ADR                                                 19,167      1,334,215
Burberry Group plc                                         59,341        471,788
Cadbury Schweppes plc                                     152,974      1,476,425
Diageo plc                                                 48,132        809,394
Gus plc                                                    25,810        460,987
Pearson plc                                                48,360        658,093
Prudential plc                                            113,139      1,278,135
Reckitt Benckiser plc                                      66,874      2,496,415
Royal Bank of Scotland Group plc                           69,149      2,274,495
Smith & Nephew plc                                         84,662        651,969
Tesco plc                                                 168,460      1,041,097
Vodafone Group plc                                      1,585,440      3,378,422
WPP Group plc                                              41,440        501,479
                                                                    ------------
                                                                      17,536,079
                                                                    ------------
UNITED STATES - 36.0%
3M Company                                                 20,300      1,639,631
Adobe Systems, Inc.*                                       41,400      1,256,904
Advanced Micro Devices, Inc.*                              84,000      2,051,280
Affymetrix, Inc.*                                          14,500        371,200
Altera Corporation*                                        44,700        784,485
Amgen, Inc.*                                               16,800      1,095,864
Atherogenics, Inc.*                                        25,000        326,250
Automatic Data Processing, Inc.                            36,100      1,637,135
Avon Products, Inc.                                        22,800        706,800
Berkshire Hathaway, Inc. (Cl.B)*                              270        821,610
Biomet, Inc.                                               25,600        801,024
Boeing Company                                             12,700      1,040,257
Boston Scientific Corporation*                             64,979      1,094,246
Cendant Corporation                                        50,300        819,387
Chevron Corporation                                        15,566        966,026

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
Cisco Systems, Inc.*                                       42,300   $    826,119
Coach, Inc.*                                               22,500        672,750
Conor Medsystems, Inc.*                                     9,300        256,587
Corning, Inc.*                                             67,000      1,620,730
Cree, Inc.*                                                25,800        613,008
eBay, Inc.*                                                80,500      2,357,845
Emerson Electric Company                                   11,800        988,958
Everest Re Group, Ltd.                                      4,700        406,879
Express Scripts, Inc.*                                      8,100        581,094
Genentech, Inc.*                                            8,400        687,120
Getty Images, Inc.*                                         5,200        330,252
Gilead Sciences, Inc.*                                     19,100      1,129,956
GlobalSantaFe Corporation                                  24,700      1,426,425
International Game Technology                              28,700      1,088,878
International Rectifier Corporation*                       19,100        746,428
Intuit, Inc.*                                              23,700      1,431,243
JP Morgan Chase & Company                                  26,469      1,111,698
Johnson & Johnson                                           6,300        377,496
Juniper Networks, Inc.*                                    65,600      1,048,944
Linear Technology Corporation                               9,400        314,806
Lockheed Martin Corporation                                10,000        717,400
Maxim Integrated Products, Inc.                            22,000        706,420
Medtronic, Inc.                                            11,600        544,272
Microsoft Corporation                                     101,300      2,360,290
Morgan Stanley                                             26,300      1,662,423
Nektar Therapeutics*(1,2)                                  10,308        151,239
Northern Trust Corporation                                 26,100      1,443,330
Northrop Grumman Corporation                               11,100        711,066
Novell, Inc.*                                             101,300        671,619
Nuvelo, Inc.*                                               8,700        144,855
Qualcomm, Inc.                                             18,840        754,919
Quest Diagnostics, Inc.                                    13,000        778,960
Raytheon Company                                           18,600        829,002
Sirius Satellite Radio, Inc.*                             315,000      1,496,250
Starbucks Corporation*                                     22,200        838,272
Theravance, Inc.*                                          12,700        290,576
Tiffany & Company                                          22,100        729,742
Transocean, Inc.*                                          22,900      1,839,328
Wal-Mart Stores, Inc.                                      32,700      1,575,159
Walt Disney Company                                        33,400      1,002,000
Wyeth                                                      13,800        612,858
Xilinx, Inc.                                               19,900        450,735
Yahoo!, Inc.*                                              11,100        366,300
                                                                    ------------
                                                                      54,106,330
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $114,928,442)                                               146,367,497
                                                                    ------------
PREFERRED STOCK - 0.5%
GERMANY - 0.5%
Porsche AG                                                    861        832,386
                                                                    ------------
TOTAL PREFERRED STOCK
   (cost $360,793)                                                       832,386
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 1.7%
State Street Bank, 2.75%, dated 06-30-06, matures
   07-03-06; repurchase amount of $2,581,598
   (Collateralized by FHLB, 02-23-07 with a value of
   $2,635,132)                                         $2,581,007   $  2,581,007
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $2,581,007)                                                   2,581,007
                                                                    ------------
TOTAL INVESTMENTS - 99.6%
   (cost $117,870,242)
CASH & OTHER ASSETS, LESS LIABILITIES - 0.4%                         149,780,890
TOTAL NET ASSETS - 100.0%                                                536,738
                                                                    ------------
                                                                    $150,317,628
                                                                    ============

INVESTMENT CONCENTRATION
AT JUNE 30, 2006, GLOBAL SERIES' INVESTMENT
CONCENTRATION BY
INDUSTRY WAS AS FOLLOWS:

Aerospace & Defense                                                          1.0%
Air Freight & Logistics                                                      3.1%
Automobiles                                                                  2.3%
Beverages                                                                    3.1%
Biotechnology                                                                2.3%
Capital Markets                                                              2.1%
Chemicals                                                                    0.3%
Commercial Banks                                                             1.4%
Commercial Services & Supplies                                               0.9%
Communications Equipment                                                     5.3%
Computers & Peripherals                                                      0.6%
Construction & Engineering                                                   0.2%
Consumer Finance                                                             0.6%
Diversified Financial Services                                               6.3%
Diversified Telecommunications                                               2.2%
Electrical Equipment                                                         0.7%
Electronic Equipment & Instruments                                           2.2%
Energy Equipment & Services                                                  1.0%
Food & Staples Retailing                                                     1.7%
Health Care Equipment & Services                                             2.8%
Health Care Providers & Services                                             0.9%
Hotels, Restaurants & Leisure Products                                       2.5%
Household Durables                                                           3.3%
Household Products                                                           2.3%
Industrial Conglomerates                                                     2.3%
Insurance                                                                    4.3%
Internet & Catalog Retail                                                    0.3%
Internet Software & Services                                                 2.3%
IT Services                                                                  2.3%
Leisure Equipment & Products                                                 0.5%
Machinery                                                                    0.6%
Media                                                                        4.7%
Multi-Utilities & Unregulated Power                                          0.5%
Oil, Gas & Consumable Fuels                                                  4.4%
Paper & Forest Products                                                      0.9%
Personal Products                                                            1.4%
Pharmaceuticals                                                              6.8%
Semiconductors & Semiconductor Equipment                                     4.1%

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

INVESTMENT CONCENTRATION (CONTINUED)
Software                                                                     4.8%
Specialty Retail                                                             0.5%
Textiles, Apparel & Luxury Goods                                             4.9%
Wireless Telecommunications                                                  3.2%
Repurchase agreement                                                         1.7%
Cash & other assets, less liabilities                                        0.4%
                                                                           -----
                                                                           100.0%
                                                                           =====

For federal income tax purposes the indentified cost of investments owned at June 30, 2006 was $119,271,480. For federal income tax purposes, the net unrealized appreciation on investments amounted to $30,509,410 which consisted of $33,936,495 of aggregate gross unrealized appreciation, and $3,427,085 of aggregate gross unrealized depreciation.

*    Non-income producing security

**   Passive Foreign Investment Company

ADR  (American Depositary Receipt)

plc  (public limited company)

(1) Security is restricted. The total market value of restricted securities is $151,239 (cost $116,996), or 0.1% of total net assets. The acquisition date was March 25, 2004.

(2) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $151,239, or 0.1% of total net assets.

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS - 96.1%
AEROSPACE & DEFENSE - 1.5%
Orbital Sciences Corporation*                             762,000   $ 12,298,680
                                                                    ------------
AGRICULTURAL PRODUCTS - 2.2%
Archer-Daniels-Midland Company(1)                         205,000      8,462,400
Corn Products International, Inc.                         300,000      9,180,000
                                                                    ------------
                                                                      17,642,400
                                                                    ------------
AIR FREIGHT & LOGISTICS - 0.0%
Stonepath Group, Inc.*                                    328,230        105,034
                                                                    ------------
APPLICATION SOFTWARE - 1.9%
Epiq Systems, Inc.*                                       645,000     10,732,800
Plato Learning, Inc.*(2)                                  820,000      5,100,400
                                                                    ------------
                                                                      15,833,200
                                                                    ------------
COAL & CONSUMABLE FUELS - 3.8%
Arch Coal, Inc.                                           460,000     19,490,200
Consol Energy, Inc.                                       148,000      6,914,560
Hydrogen Corporation*(2,5)                                674,192      4,112,571
                                                                    ------------
                                                                      30,517,331
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 4.6%
3Com Corporation*                                       3,450,000     17,664,000
Dycom Industries, Inc.*                                   235,000      5,003,150
MasTec, Inc.*                                             774,900     10,236,429
Oplink Communications, Inc.*                              228,571      4,185,135
                                                                    ------------
                                                                      37,088,714
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL - 0.9%
RadioShack Corporation                                    530,000      7,420,000
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS - 0.9%
Hutchinson Technology, Inc.*                              320,000      6,921,600
                                                                    ------------
CONSTRUCTION & ENGINEERING - 12.2%
Granite Construction, Inc.                                 84,900      3,843,423
Insituform Technologies, Inc.*                            239,600      5,484,444
McDermott International, Inc.*(1)                         772,500     35,125,575
Quanta Services, Inc.*                                  1,113,000     19,288,290
Shaw Group, Inc.*                                       1,280,000     35,584,000
                                                                    ------------
                                                                      99,325,732
                                                                    ------------
CONSUMER FINANCE - 1.2%
PHH Corporation*                                          345,000      9,501,300
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 3.0%
Affiliated Computer Services, Inc.*                       225,000     11,612,250
Computer Sciences Corporation*                            260,000     12,594,400
                                                                    ------------
                                                                      24,206,650
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -
   1.4%
FTI Consulting, Inc.*                                     416,000     11,136,320
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED METALS & MINING - 1.6%
Inco, Ltd.(1)                                              60,000   $  3,954,000
Usec, Inc.                                                773,000      9,160,050
                                                                    ------------
                                                                      13,114,050
                                                                    ------------
ELECTRIC UTILITIES - 9.0%
Empire District Electric Company                          265,800      5,462,190
Great Plains Energy, Inc.                               1,420,650     39,579,309
KFx, Inc.*                                              1,820,000     27,809,600
Westar Energy, Inc.                                        25,900        569,800
                                                                    ------------
                                                                      73,420,899
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
Power-One, Inc.*                                        1,709,000     11,279,400
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 3.3%
Maxwell Technologies, Inc.*                               601,000     11,797,630
Merix Corporation*(5)                                   1,110,000     12,176,700
Powell Industries, Inc.*                                  117,300      2,806,989
                                                                    ------------
                                                                      26,781,319
                                                                    ------------
EXCHANGE TRADED FUNDS - 0.9%
iShares S&P MidCap 400/Barra Value Index Fund             100,000      7,453,000
                                                                    ------------
GAS UTILITIES - 0.4%
Southern Union Company                                    130,000      3,517,800
                                                                    ------------
GENERAL MERCHANDISE STORES - 1.0%
Tuesday Morning Corporation                               630,000      8,284,500
                                                                    ------------
HEALTH CARE EQUIPMENT - 0.4%
HealthTronics, Inc.*                                      430,000      3,289,500
                                                                    ------------
HEALTH CARE FACILITIES - 2.9%
Community Health Systems, Inc.*                           170,000      6,247,500
Triad Hospitals, Inc.*                                    280,000     11,082,400
Universal Health Services, Inc. (Cl.B.)(1)                130,000      6,533,800
                                                                    ------------
                                                                      23,863,700
                                                                    ------------
HEALTH CARE SERVICES - 0.2%
Hooper Holmes, Inc.                                       400,000      1,220,000
                                                                    ------------
HOME FURNISHINGS - 1.0%
Mohawk Industries, Inc.*                                  120,000      8,442,000
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Electric City Corporation*(2)                             101,200        111,320
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 0.9%
Alleghany Corporation*                                     27,643      7,639,419
                                                                    ------------
INDUSTRIAL MACHINERY - 0.3%
Quixote Corporation                                       143,500      2,585,870
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS - 0.2%
Hub International, Ltd.                                    64,000   $  1,677,440
                                                                    ------------
INTEGRATED OIL & GAS - 1.7%
Murphy Oil Corporation                                    254,000     14,188,440
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 0.2%
Keane, Inc.*(1)                                           154,000      1,925,000
                                                                    ------------
LIFE & HEALTH INSURANCE - 0.7%
KMG America Corporation*                                  630,000      5,588,100
                                                                    ------------
MARINE - 1.0%
Double Hull Tankers, Inc.                                 617,000      8,310,990
                                                                    ------------
MORTGAGE REIT'S - 1.9%
HomeBanc Corporation                                      508,000      4,033,520
MortgageIT Holdings, Inc.                                 960,700     11,586,042
                                                                    ------------
                                                                      15,619,562
                                                                    ------------
MULTI-LINE INSURANCE - 1.2%
American Financial Group, Inc.(1)                         235,000     10,081,500
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 1.2%
Key Energy Services, Inc.*                                620,000      9,455,000
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 1.0%
Gulfport Energy Corporation*                              225,700      2,491,728
Newfield Exploration Company*                             110,800      5,422,552
                                                                    ------------
                                                                       7,914,280
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 3.1%
Williams Companies, Inc.                                1,080,000     25,228,800
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 2.1%
First Marblehead Corporation                              293,600     16,717,584
                                                                    ------------
PACKAGED FOODS & MEATS - 4.5%
Hormel Foods Corporation(1)                               312,000     11,587,680
J.M. Smucker Company                                      260,000     11,622,000
Tyson Foods, Inc.                                         910,000     13,522,600
                                                                    ------------
                                                                      36,732,280
                                                                    ------------
PAPER PACKAGING - 2.6%
Bemis Company, Inc.                                       350,000     10,717,000
Sonoco Products Company                                   330,700     10,466,655
                                                                    ------------
                                                                      21,183,655
                                                                    ------------
PERSONAL PRODUCTS - 1.7%
Alberto-Culver Company                                     80,000      3,897,600
Playtex Products, Inc.*                                   944,700      9,853,221
                                                                    ------------
                                                                      13,750,821
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE - 3.4%
First American Corporation                                238,500   $ 10,081,395
North Pointe Holdings Corporation*(2,5)                   470,000      3,431,000
United America Indemnity, Ltd. ADR*                       130,000      2,709,200
W.R. Berkley Corporation                                  322,500     11,006,925
                                                                    ------------
                                                                      27,228,520
                                                                    ------------
REGIONAL BANKS - 1.6%
Mercantile Bankshares Corporation                         127,000      4,530,090
Wilmington Trust Corporation                              105,400      4,445,772
Zions Bancorporation                                       53,000      4,130,820
                                                                    ------------
                                                                      13,106,682
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 1.2%
Ultratech, Inc.*                                          600,000      9,444,000
                                                                    ------------
SEMICONDUCTORS - 1.8%
Applied Micro Circuits Corporation*                       850,000      2,320,500
IXYS Corporation*                                         805,000      7,728,000
Stats ChipPAC, Ltd. ADR*                                  700,000      4,382,000
                                                                    ------------
                                                                      14,430,500
                                                                    ------------
SPECIALIZED CONSUMER SERVICES - 0.9%
Regis Corporation(1)                                      215,000      7,656,150
                                                                    ------------
SPECIALIZED REIT'S - 1.6%
Opteum, Inc.(2,5)                                       1,450,000     13,079,000
                                                                    ------------
SPECIALTY CHEMICALS - 0.4%
H.B. Fuller Company                                        36,700      1,599,019
Material Sciences Corporation*                             85,700        773,871
Minerals Technologies, Inc.                                23,000      1,196,000
                                                                    ------------
                                                                       3,568,890
                                                                    ------------
SPECIALTY STORES - 0.3%
Bombay Company, Inc.*                                     990,000      2,395,800
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 0.9%
BankAtlantic Bancorp, Inc.                                500,000      7,420,000
                                                                    ------------
TIRES & RUBBER - 1.2%
Bandag, Inc.                                              268,000      9,806,120
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 1.8%
United Rentals, Inc.*                                     450,000     14,391,000
                                                                    ------------
TRUCKING - 0.8%
Werner Enterprises, Inc.                                  329,500      6,678,965
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 0.2%
Wireless Facilities, Inc.*                                700,000      1,925,000
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $606,284,611)                                               782,503,817
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER        MARKET
                                                        OF SHARES      VALUE
                                                       ----------   ------------
PREFERRED STOCKS - 0.2%
DIVERSIFIED METALS & MINING - 0.1%
Arch Coal, Inc.                                             4,600   $    942,425
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
ThermoEnergy Corporation PIPE(2,3,4,5)                  1,745,000        549,675
                                                                    ------------
TOTAL PREFERRED STOCKS
   (cost $1,876,500)                                                   1,492,100
                                                                    ------------
MISCELLANEOUS ASSETS - 0.0%
WARRANTS - 0.0%
Electric City Corporation, $0.40, 03-19-09(4)              29,517         13,238
ThermoEnergy Corporation, $1.50, 07-14-08
   (2, 3, 4, 5)                                         1,745,000        151,640
                                                                    ------------
TOTAL WARRANTS
   (cost $862,064)                                                       164,878
                                                                    ------------
CONVERTIBLE BOND - 0.2%
PHARMACEUTICALS - 0.2%
Ligand Pharmaceuticals, Inc., 6.00% - 2007             $1,250,000      1,712,500
                                                                    ------------
TOTAL CONVERTIBLE BOND
   (cost $1,250,000)                                                   1,712,500
                                                                    ------------
COMMERCIAL PAPER - 0.7%
BROKERAGE - 0.3%
Merrill Lynch & Company, Inc., 5.09%, 07-05-06         $3,000,000      2,998,261
                                                                    ------------
ELECTRIC - 0.2%
Florida Power & Light Company, 5.28%, 07-24-06         $1,500,000      1,494,940
                                                                    ------------
FINANCIAL - OTHER - 0.2%
Countrywide Financial Corporation, 5.30%, 07-28-06     $1,500,000      1,494,037
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (cost $5,987,238)                                                   5,987,238
                                                                    ------------
ASSET BACKED COMMERCIAL PAPER - 3.0%
FINANCIAL COMPANIES - DIVERSIFIED - 0.3%
Amsterdam Funding Corporation, 5.09%, 07-11-06         $2,000,000      1,997,139
                                                                    ------------
FINANCIAL COMPANIES - MISCELLANEOUS RECEIVABLES
   - 2.0%
Fairway Finance Corporation:
   5.22%, 07-06-06                                     $1,500,000      1,498,912
   5.24%, 07-07-06                                     $1,500,000      1,498,690
   5.25%, 07-10-06                                     $1,000,000        998,688
   5.26%, 07-14-06                                     $1,000,000        998,101
   5.20%, 07-18-06                                     $2,000,000      1,995,089
Falcon Asset Securitization Corporation:
   5.19%, 07-17-06                                     $2,000,000      1,995,387
   5.20%, 07-20-06                                     $2,000,000      1,994,511
   5.28%, 07-25-06                                     $1,000,000        996,480
   5.29%, 07-26-06                                     $1,228,000      1,223,489
   5.28%, 07-27-06                                     $1,000,000        996,187

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
FINANCIAL COMPANIES - MISCELLANEOUS RECEIVABLES
   (CONTINUED)
Jupiter Securitization Corporation:
   5.15%, 07-12-06                                     $1,379,000   $  1,376,830
   5.14%, 07-13-06                                      1,000,000        998,290
                                                                    ------------
                                                                      16,570,654
                                                                    ------------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 0.7%
Eureka Securitization, 5.18%, 07-21-06                  2,000,000      1,994,244
Old Line Funding LLC, 5.19%, 07-19-06                   2,000,000      1,994,810
Sheffield Receivables Corporation, 5.29%,
   08-01-06                                             1,500,000      1,493,167
                                                                    ------------
                                                                       5,482,221
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $24,050,014)                                                 24,050,014
                                                                    ------------
REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 4.68%, dated 06-30-06,
   matures 07-03-06; repurchase amount of
   $950,371 (Collateralized by GNMA 2003 31-YB,
   4.00%, 09-16-26 and FHLMC #M90778, 5.00%,
   01-02-08 with values of $99,287 and
   $869,713 respectively)                                 950,000        950,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $950,000)                                                       950,000
                                                                    ------------
TOTAL INVESTMENTS - 100.3%
   (cost $641,260,427)                                               816,860,547
LIABILITIES, LESS CASH & OTHER ASSETS - (0.3%)                        (2,589,944)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $814,270,603
                                                                    ============

For federal income tax purposes the identified cost of investments owned at June 30, 2006 was $641,494,405. For federal income tax purposes, the net unrealized appreciation on investments amounted to $175,366,142 which consisted of $208,101,236 of aggregate gross unrealized appreciation and $32,735,094 of aggregate gross unrealized depreciation.

*    Non-income producing security

ADR (American Depositary Receipt)

PIPE-Private Investment in Public Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration on a secondary public offering.

(1)  Security is segregated as collateral for written option contracts.

(2) Security is illiquid. The total market value of illiquid securities is $26,397,204 (cost $35,844,917), or 3.2% of total net assets.

(3) Security is restricted. The total market value of restricted securities is $562,913 (cost $2,061,064), or 0.1% 0f total net assets.

(4) Security is fair valued by the Board of Directors. The total market value of fair valued securities is $714,553 (cost $2,508,564), of 0.1% of total net assets.

(5)  Affiliated Transactions*

     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Mid Cap Value Series of the Security Equity Fund as of June 30, 2006 amounted to $33,500,587 which represents 4.1% of net assets. There were no affiliated companies held in any other Fund or Series. Transactions in the Security Mid Cap Value Series during the period ended June 30, 2006 in which the portfolio company is an "affiliated person" are as follows:

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                               BALANCE       GROSS        GROSS       BALANCE       REALIZED    INVESTMENT
                                               9/30/05     ADDITIONS   REDUCTIONS     6/30/06     GAIN/(LOSS)     INCOME
                                             ----------   ----------   ----------   -----------   -----------   ----------
Hydrogen Corporation (Shares)                   547,442      126,750       --           674,192          --            --
Hydrogen Corporation (Cost)                  $2,443,018   $  786,815      $--       $ 3,229,833     $24,430      $     --
Merix Corporation (Shares)                      828,600      281,400       --         1,110,000          --            --
Merix Corporation (Cost)                     $8,322,465   $3,235,019      $--       $11,557,484     $    --      $     --
North Pointe Holdings Corporation (Shares)      259,300      210,700       --           470,000          --            --
North Pointe Holdings Corporation (Cost)     $3,111,600   $2,749,635      $--       $ 5,861,235     $    --      $     --
Opteum, Inc. (Shares)                           645,300      804,700       --         1,450,000          --            --
Opteum, Inc. (Cost)                          $8,755,912   $7,358,164      $--       $16,114,076     $    --      $154,000
ThermoEnergy Corporation PIPE (Shares)        1,745,000           --       --         1,745,000          --            --
ThermoEnergy Corporation PIPE (Cost)         $1,646,500   $       --      $--       $ 1,646,500     $    --      $     --
ThermoEnergy Corporation Warrant (Shares)     1,745,000           --       --         1,745,000          --            --
ThermoEnergy Corporation Warrant (Cost)      $  447,500   $       --      $--       $   447,500     $    --      $     --

* As a result of the Security Mid Cap Value Series' beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the "affliated persons" are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

MID CAP VALUE SERIES CALL OPTIONS WRITTEN OUTSTANDING

                                                                 EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                                        DATE        PRICE    CONTRACTS      VALUE
------------                                                     ----------   --------   ---------   ----------
Archer Daniels-Midland Company                                    9/15/2006    $35.00      1,050     $  787,500
Archer Daniels-Midland Company                                    9/15/2006     45.00      1,000        185,000
Inco, Ltd.                                                        7/21/2006     55.00        600        624,000
Keane, Inc.                                                       8/18/2006     15.00      1,540         46,200
McDermott International, Inc.                                     8/18/2006     36.63        650        906,750
Regis Corporation                                                 8/18/2006     35.00      1,100        170,500
Universal Health Services                                         7/21/2006     50.00      1,000        105,000
                                                                                                     ----------
Total call options outstanding (premiums received, $2,007,514)                                       $2,824,950
                                                                                                     ==========

MID CAP VALUE SERIES PUT OPTIONS WRITTEN OUTSTANDING

                                                             EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                                    DATE        PRICE    CONTRACTS      VALUE
------------                                                 ----------   --------   ---------    --------
Arch Coal, Inc.                                               7/21/2006    $35.00       920       $140,756
                                                                                                  --------
Total put options outstanding (premiums received, $21,160)                                        $140,756
                                                                                                  ========

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                   SECURITY EQUITY FUND - SELECT 25(R) SERIES

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS - 98.0%
AEROSPACE & DEFENSE - 2.2%
L-3 Communications Holdings, Inc.                           18,813   $ 1,418,876
                                                                     -----------
AIR FREIGHT & LOGISTICS - 5.3%
FedEx Corporation                                           28,943     3,382,279
                                                                     -----------
BIOTECHNOLOGY - 4.6%
Amgen, Inc.*                                                45,442     2,964,182
                                                                     -----------
BROADCASTING & CABLE TV - 3.1%
CBS Corporation (Cl.B)                                      25,626       693,183
Univision Communications, Inc.*                             39,043     1,307,941
                                                                     -----------
                                                                       2,001,124
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 6.9%
3Com Corporation*                                          263,674     1,350,011
ADC Telecommunications, Inc.*                               77,474     1,306,214
Cisco Systems, Inc.*                                        90,373     1,764,985
                                                                     -----------
                                                                       4,421,210
                                                                     -----------
CONSTRUCTION & ENGINEERING - 3.8%
Shaw Group, Inc.*                                           88,254     2,453,461
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 2.8%
First Data Corporation                                      40,346     1,817,184
                                                                     -----------
ELECTRIC UTILITIES - 3.3%
KFx, Inc.*                                                 139,600     2,133,088
Progress Energy, Inc. - Contingent Value Obligation*           400           112
                                                                     -----------
                                                                       2,133,200
                                                                     -----------
EXCHANGE TRADED FUNDS - 5.7%
iShares Russell 1000 Growth Index Fund                      35,786     1,805,404
iShares S&P 500 Growth Index Fund                           31,341     1,833,448
                                                                     -----------
                                                                       3,638,852
                                                                     -----------
HEALTH CARE EQUIPMENT - 7.0%
Medtronic, Inc.                                             54,792     2,570,841
Zimmer Holdings, Inc.*                                      32,900     1,866,088
                                                                     -----------
                                                                       4,436,929
                                                                     -----------
HOME IMPROVEMENT RETAIL - 4.1%
Home Depot, Inc.                                            73,272     2,622,405
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES - 2.9%
Carnival Corporation                                        43,633     1,821,241
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 2.7%
Wal-Mart Stores, Inc.                                       35,696     1,719,476
                                                                     -----------
INDUSTRIAL GASES - 2.7%
Praxair, Inc.                                               31,301     1,690,254
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                   SECURITY EQUITY FUND - SELECT 25(R) SERIES

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF     MARKET
                                                           SHARES       VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
LIFE SCIENCES TOOLS & SERVICES - 3.5%
Covance, Inc.*                                              36,292   $ 2,221,796
                                                                     -----------
MOVIES & ENTERTAINMENT - 1.3%
Viacom, Inc. (Cl.B)*                                        23,953       858,476
                                                                     -----------
MULTI-LINE INSURANCE - 4.7%
American International Group, Inc.                          50,634     2,989,938
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 4.4%
BJ Services Company(1)                                      75,677     2,819,725
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 5.1%
Williams Companies, Inc.                                   138,259     3,229,730
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 7.0%
Citigroup, Inc.                                             18,823       908,022
First Marblehead Corporation                                62,042     3,532,671
                                                                     -----------
                                                                       4,440,693
                                                                     -----------
PHARMACEUTICALS - 4.0%
Johnson & Johnson                                           42,617     2,553,611
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 0.4%
Mindspeed Technologies, Inc.*                              100,000       241,000
                                                                     -----------
SOFT DRINKS - 1.6%
PepsiCo, Inc.                                               17,495     1,050,400
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS - 4.1%
W.W. Grainger, Inc.                                         34,653     2,606,945
                                                                     -----------
TRUCKING - 4.8%
J.B. Hunt Transport Services, Inc.                         122,085     3,041,137
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $55,128,016)                                                 62,574,124
                                                                     -----------
ASSET BACKED COMMERCIAL PAPER - 1.6%
FINANCIAL COMPANIES - MISCELLANEOUS RECEIVABLES
   - 1.6%
Fairway Finance Corporation, 5.22%, 07-06-06            $1,000,000       999,267
                                                                     -----------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $999,267)                                                       999,267
                                                                     -----------
REPURCHASE AGREEMENT - 1.3%
United Missouri Bank, 4.68%, dated 06-30-06,
   matures 07-03-06; repurchase amount of
   $849,331 (Collateralized by FHLB, 5.25%,
   06-10-11 and FHLB, 3.01%, 12-17-07 with
   values of $605,000 and $270,000 respectively)        $  849,000       849,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $849,000)                                                       849,000
                                                                     -----------
TOTAL INVESTMENTS - 100.9%
   (cost $56,976,283)                                                 64,422,391
LIABILITIES, LESS CASH & OTHER ASSETS - (0.9%)                          (542,888)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $63,879,503
                                                                     ===========

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                   SECURITY EQUITY FUND - SELECT 25(R) SERIES

The identified cost of investments owned at June 30, 2006 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $7,446,108 which consisted of $9,383,352 of aggregate gross unrealized appreciation, and $1,937,244 of aggregate gross unrealized depreciation.

*    Non-Income producing security.

(1)  Security is segregated as collateral for open written option contracts.

Pursuant to a plan of reorganization approved by the shareholders of Large Cap Growth Series, Enhanced Index Series and the Social Awareness Series of Security Equity Fund, the Select 25 Series of Security Equity Fund acquired all of the net assets of the Large Cap Growth Series, Enhanced Index Series and the Social Awareness Series on June 16, 2006, which totalled $34,897,027. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. The aggregate net assets of Select 25 Series immediately before the acquisition totalled $28,909,382, and following the acquisition, the combined net assets of Select 25 Series totalled $63,806,409.

SELECT 25 SERIES PUT OPTIONS WRITTEN OUTSTANDING

                                                            EXPIRATION   EXERCISE   NUMBER OF   MARKET
COMMON STOCK                                                   DATE        PRICE    CONTRACTS    VALUE
------------                                                ----------   --------   ---------   ------
BJ Services Company                                          07/21/06     $32.50        84      $1,260
                                                                                       ---      ------
Total put options outstanding (premiums received, $8,652)                               84      $1,260
                                                                                       ===      ======

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                        ----------   -----------
COMMON STOCKS - 94.2%
AEROSPACE & DEFENSE - 1.9%
Dynamic Materials Corporation                               10,700   $   360,911
Hexcel Corporation*                                         21,700       340,907
                                                                     -----------
                                                                         701,818
                                                                     -----------
AGRICULTURAL PRODUCTS - 1.4%
Central Garden & Pet Company*                               12,640       544,152
                                                                     -----------
APPAREL RETAIL - 3.0%
Cache, Inc.*                                                35,260       611,408
Carter's, Inc.*                                              8,680       229,412
Jos. A. Bank Clothiers, Inc.*                               12,486       299,165
                                                                     -----------
                                                                       1,139,985
                                                                     -----------
APPLICATION SOFTWARE - 3.0%
Concur Technologies, Inc.*                                  26,090       403,612
Omniture, Inc.*                                             27,190       198,215
Retalix, Ltd.*                                              17,010       379,493
Synplicity, Inc.*                                           27,830       163,362
                                                                     -----------
                                                                       1,144,682
                                                                     -----------
BIOTECHNOLOGY - 2.4%
Illumina, Inc.*                                              4,510       133,767
LifeCell Corporation*                                       14,720       455,142
Solexa, Inc.*                                               36,850       313,225
                                                                     -----------
                                                                         902,134
                                                                     -----------
CASINOS & GAMING - 3.2%
Century Casinos, Inc.*                                      41,930       449,070
Scientific Games Corporation*                               21,850       778,297
                                                                     -----------
                                                                       1,227,367
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 0.5%
Redback Networks, Inc.*                                      9,930       182,116
                                                                     -----------
COMPUTER HARDWARE - 0.4%
Neoware, Inc.*                                              11,630       142,933
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS - 1.8%
M-Systems Flash Disk Pioneers, Ltd.*                        13,540       401,190
Rackable Systems, Inc.*                                      7,460       294,595
                                                                     -----------
                                                                         695,785
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 4.0%
FirstService Corporation*                                   24,320       647,885
McGrath Rentcorp                                            14,720       409,363
Nutri/Systems, Inc.*                                         7,510       466,596
                                                                     -----------
                                                                       1,523,844
                                                                     -----------
EDUCATION SERVICES - 0.5%
Laureate Education, Inc.*                                    4,300       183,309
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
Regal-Beloit Corporation                                     9,620       424,723
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT MANUFACTURERS - 2.7%
GSI Group, Inc.*                                            21,170   $   181,850
Intevac, Inc.*                                              17,100       370,728
Optimal Group, Inc.*                                        33,880       457,719
                                                                     -----------
                                                                       1,010,297
                                                                     -----------
ENVIRONMENTAL & FACILITIES SERVICES - 2.3%
Rollins, Inc.                                               25,600       502,784
Team, Inc.*                                                 15,110       378,506
                                                                     -----------
                                                                         881,290
                                                                     -----------
FOOTWEAR - 1.0%
Iconix Brand Group, Inc.*                                   23,020       376,147
                                                                     -----------
HEALTH CARE EQUIPMENT - 9.1%
American Medical Systems Holdings, Inc.*                    27,540       458,541
AngioDynamics, Inc.*                                        17,510       473,646
I-Flow Corporation*                                         11,440       123,781
NuVasive, Inc.*                                             22,980       418,925
ResMed, Inc.*                                               10,440       490,158
SonoSite, Inc.*                                             10,230       399,379
Spectranetics Corporation*                                  45,680       489,690
Vital Signs, Inc                                            11,630       576,034
                                                                     -----------
                                                                       3,430,154
                                                                     -----------
HEALTH CARE FACILITIES - 2.3%
Five Star Quality Care, Inc.*                               51,430       569,330
LCA-Vision, Inc.                                             5,340       282,539
                                                                     -----------
                                                                         851,869
                                                                     -----------
HEALTH CARE SERVICES - 2.4%
AMN Healthcare Services, Inc.*                              26,130       530,439
Providence Service Corporation*                             13,890       378,225
                                                                     -----------
                                                                         908,664
                                                                     -----------
HEALTH CARE SUPPLIES - 4.0%
Immucor, Inc.*                                              17,070       328,256
Kyphon, Inc.*                                                9,370       359,433
Orthovita, Inc.*                                            79,180       334,140
PolyMedica Corporation                                      13,832       497,399
                                                                     -----------
                                                                       1,519,228
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES - 1.2%
Steiner Leisure, Ltd.*                                      10,960       433,249
                                                                     -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.1%
Barrett Business Services, Inc.*                            22,940       420,949
                                                                     -----------
INDUSTRIAL MACHINERY - 2.2%
Flow International Corporation*                             25,920       364,694
Gardner Denver, Inc.*                                       12,570       483,945
                                                                     -----------
                                                                         848,639
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES

                                                           NUMBER       MARKET
                                                         OF SHARES       VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
INTERNET RETAIL - 2.0%
Ctrip.com International, Ltd. ADR                            6,560   $   334,888
Netflix, Inc.*                                              15,800       429,918
                                                                     -----------
                                                                         764,806
                                                                     -----------
INTERNET SOFTWARE & SERVICES - 9.4%
Digitas, Inc.*                                              43,610       506,748
Equinix, Inc.*                                               8,080       443,269
j2 Global Communications, Inc.*                             23,060       719,933
Marchex, Inc. (Cl.B)*                                       17,380       285,553
Online Resources Corporation*                               54,220       560,635
Openwave Systems, Inc.*                                     27,760       320,350
RADVision, Ltd.*                                            30,520       486,489
Radware, Ltd.*                                              18,630       239,209
                                                                     -----------
                                                                       3,562,186
                                                                     -----------
INVESTMENT BANKING & BROKERAGE - 4.4%
GFI Group, Inc.*                                             8,720       470,444
Greenhill & Company, Inc.                                    5,730       348,155
Investment Technology Group, Inc.*                          10,540       536,064
Optionsxpress Holdings, Inc.                                13,950       325,175
                                                                     -----------
                                                                       1,679,838
                                                                     -----------
LEISURE PRODUCTS - 0.7%
The9, Ltd. ADR*                                             11,700       271,323
                                                                     -----------
MARINE - 0.9%
American Commercial Lines, Inc.*                             5,510       331,977
                                                                     -----------
MULTI-LINE INSURANCE - 1.6%
Amerisafe, Inc.*                                            48,240       600,106
                                                                     -----------
OIL & GAS DRILLING - 1.1%
Unit Corporation*                                            7,550       429,520
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 6.2%
Hydril*                                                      4,880       383,178
Maverick Tube Corporation*                                   8,640       545,962
Oil States International, Inc.*                             14,230       487,804
Superior Energy Services, Inc.*                             15,860       537,654
Warrior Energy Service Corporation*                         16,760       407,771
                                                                     -----------
                                                                       2,362,369
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 1.5%
Navigators Group, Inc.*                                     12,960       567,907
                                                                     -----------
RAILROADS - 1.0%
American Railcar Industries, Inc.                           11,400       377,454
                                                                     -----------
REGIONAL BANKS - 3.9%
Boston Private Financial Holdings, Inc.                     16,580       462,582
PrivateBancorp, Inc.                                        14,260       590,507
Virginia Commerce Bancorp, Inc.*                            17,010       406,539
                                                                     -----------
                                                                       1,459,628
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT - 0.8%
PDF Solutions, Inc.*                                        24,230   $   300,694
                                                                     -----------
SEMICONDUCTORS - 4.2%
Anadigics, Inc.*                                            37,420       251,462
Microsemi Corporation*                                      15,790       384,960
Netlogic Microsystems, Inc.*                                 9,050       291,863
SRS Labs, Inc.*                                             67,450       336,576
Volterra Semiconductor Corporation*                         22,290       340,145
                                                                     -----------
                                                                       1,605,006
                                                                     -----------
SPECIALIZED FINANCE - 1.4%
Portfolio Recovery Associates, Inc.*                        11,640       531,948
                                                                     -----------
SPECIALIZED REIT'S - 1.1%
KKR Financial Corporation                                   19,670       409,333
                                                                     -----------
SYSTEMS SOFTWARE - 0.5%
Radiant Systems, Inc.*                                      18,910       199,879
                                                                     -----------
TRUCKING - 2.0%
Old Dominion Freight Line, Inc.*                             9,030       339,438
Vitran Corporation, Inc.*                                   16,980       398,860
                                                                     -----------
                                                                         738,298
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $30,134,534)                                                 35,685,606
                                                                     -----------
REPURCHASE AGREEMENT - 6.5%
United Missouri Bank, 4.68%, dated 06-30-06,
   matures 07-03-06; repurchase amount of
   $2,460,959 (Collateralized by GNMA Pool,
   5.00%, 07-15-20 and GNMA 2004 1-TA,
   3.50%, 05-20-26 with values of
   $920,863 and $1,588,337 respectively)                $2,460,000     2,460,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $2,460,000)                                                   2,460,000
                                                                     -----------
TOTAL INVESTMENTS - 100.7%
   (cost $32,594,534)                                                 38,145,606
LIABILITIES, LESS CASH & OTHER ASSETS - (0.7%)                          (256,574)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $37,889,032
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at June 30, 2006 was $32,725,431. For federal income tax purposes, the net unrealized appreciation on investments amounted to $5,420,175, which consisted of $6,748,797 of aggregate gross unrealized appreciation and $1,328,622 of aggregate gross unrealized depreciation.

*    Non-Income producing security.

ADR (American Depositary Receipt)

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY EQUITY FUND


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: August 28, 2006


                                        By: Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: August 28, 2006